Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust II
Entity Central Index Key	0002025968
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000264331 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Municipal Intermediate ETF
Class Name	BNY Mellon Municipal Intermediate ETF
Trading Symbol	BKMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Municipal Intermediate ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Intermediate ETF	$26	0.51%*
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	541
Investment Company Portfolio Turnover	18.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,796	541	18.68%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On January 9, 2026, BNY Mellon National Intermediate Municipal Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]	Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
Accountant Change Statement [Text Block]	Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II.
Accountant Change Date	Jan. 09, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.

C000256918 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Enhanced Dividend and Income ETF
Class Name	BNY Mellon Enhanced Dividend and Income ETF
Trading Symbol	BEDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Enhanced Dividend and Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Enhanced Dividend and Income ETF*	$56	1.07%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.

Expenses Paid, Amount	$ 56	[2]
Expense Ratio, Percent	1.07%	[2],[3]
Net Assets	$ 131,000,000
Holdings Count | Holding	61
Investment Company Portfolio Turnover	70.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$131	61	70.55%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
On December 5, 2025, BNY Mellon Income Stock Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Class A, Class C, Class I, Class Y, and Investor shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of distribution fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .75% of the value of Class C shares based on average daily net assets. The Predecessor Fund also discontinued the imposition of shareholder services fees, which had previously been paid to the Distributor at an annual rate of .25% of the value of each of the Predecessor Fund’s Investor, Class A and Class C shares based on average daily net assets. At the time of the Reorganization, the expense limitation agreement with the Predecessor Fund’s investment adviser was discontinued.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 5, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]	Prior to the Reorganization, the Predecessor Fund discontinued the imposition of distribution fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .75% of the value of Class C shares based on average daily net assets. The Predecessor Fund also discontinued the imposition of shareholder services fees, which had previously been paid to the Distributor at an annual rate of .25% of the value of each of the Predecessor Fund’s Investor, Class A and Class C shares based on average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 5, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
Accountant Change Statement [Text Block]	Starting December 5, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II.
Accountant Change Date	Dec. 05, 2025
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Starting December 5, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through December 5, 2025.

C000264333 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Municipal Short Duration ETF
Class Name	BNY Mellon Municipal Short Duration ETF
Trading Symbol	BKMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Municipal Short Duration ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Short Duration ETF*	$24	0.48%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.

Expenses Paid, Amount	$ 24	[4]
Expense Ratio, Percent	0.48%	[4],[5]
Net Assets	$ 450,000,000
Holdings Count | Holding	242
Investment Company Portfolio Turnover	16.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$450	242	16.41%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On January 9, 2026, BNY Mellon National Short-Term Municipal Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets. At the time of the Reorganization, the expense limitation agreement with the Predecessor Fund’s investment adviser was discontinued.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]	Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
Accountant Change Statement [Text Block]	Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II.
Accountant Change Date	Jan. 09, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.

C000264330 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus ETF
Class Name	BNY Mellon Core Plus ETF
Trading Symbol	BCPL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Core Plus ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Plus ETF	$32	0.64%*
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[6]
Net Assets	$ 366,000,000
Holdings Count | Holding	281
Investment Company Portfolio Turnover	116.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$366	281	116.39%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  On January 9, 2026, BNY Mellon Corporate Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]	Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
Accountant Change Statement [Text Block]	Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II.
Accountant Change Date	Jan. 09, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.

C000264332 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Municipal Opportunities ETF
Class Name	BNY Mellon Municipal Opportunities ETF
Trading Symbol	BMOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Municipal Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Opportunities ETF	$36	0.71%*
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[7]
Net Assets	$ 1,870,000,000
Holdings Count | Holding	687
Investment Company Portfolio Turnover	19.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,870	687	19.91%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On January 9, 2026, BNY Mellon Municipal Opportunities Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]	Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
Accountant Change Statement [Text Block]	Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II.
Accountant Change Date	Jan. 09, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.

C000264329 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Active Core Bond ETF
Class Name	BNY Mellon Active Core Bond ETF
Trading Symbol	BKFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Active Core Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Active Core Bond ETF	$32	0.63%*
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[8]
Net Assets	$ 369,000,000
Holdings Count | Holding	249
Investment Company Portfolio Turnover	64.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$369	249	64.97%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On January 9, 2026, BNY Mellon Intermediate Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]	Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
Accountant Change Statement [Text Block]	Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II.
Accountant Change Date	Jan. 09, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.

[1]	Annualized.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[3]	Annualized.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.